DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 7. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have met.

	September 30,	December 31,
	2022	2021
	(Unaudited)
Deferred revenue - beginning of year	$63,009	$-
A change in time frame for a performance obligation to be satisfied	5,908	63,009
Deferred revenue - end of year	$68,917	$63,009

NOTE 6. DEFERRED REVENUE

Deferred revenue primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the product, and the location of delivery. Deferred revenue is included in current liabilities until refunded or performance obligations have met.

December 31,
2021

Deferred revenue - beginning of year	$0
A change in time frame for a performance obligation to be satisfied	63,009
Deferred revenue - end of year	$63,009